Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	2.14%	(1.43%)
Fair Value	$ 148,676,383	$ 187,647,232
U.S. Treasury notes, 1.000%, 02/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 52,100,000
Fair Value as a % of Trust Capital		24.58%
Fair Value		$ 52,079,648
U.S. Treasury notes, 1.000%, 05/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 49,710,000
Fair Value as a % of Trust Capital		23.44%
Fair Value		$ 49,646,893
U.S. Treasury notes, 1.000%, 08/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 48,260,000
Fair Value as a % of Trust Capital		22.69%
Fair Value		$ 48,071,484
U.S. Treasury notes, 1.250%, 11/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 38,020,000
Fair Value as a % of Trust Capital		17.87%
Fair Value		$ 37,849,207
U.S. Treasury notes, 0.750%, 02/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 39,200,000
Fair Value as a % of Trust Capital	22.41%
Fair Value	$ 39,118,844
U.S. Treasury notes, 0.875%, 05/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 38,910,000
Fair Value as a % of Trust Capital	22.16%
Fair Value	$ 38,685,812
U.S. Treasury notes, 0.750%, 08/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 33,760,000
Fair Value as a % of Trust Capital	19.13%
Fair Value	$ 33,384,156
U.S. Treasury notes, 1.000%, 11/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 38,020,000
Fair Value as a % of Trust Capital	21.48%
Fair Value	$ 37,487,571
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	85.18%	88.58%
Fair Value	$ 148,676,383	$ 187,647,232